Tax - Unaudited narrative (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017		Mar. 31, 2016	[2]
Disclosure Of Income Taxes [Line Items]
Income taxes borne	£ 336	£ 644
Income taxes collected	603	887
Tax expense (income), continuing operations	(884)	374	[1]	£ 427
Unused tax losses for which no deferred tax asset recognised	518	375
UK
Disclosure Of Income Taxes [Line Items]
UK corporation tax paid	37	129
Tax expense (income), continuing operations	250	151
Capital losses
Disclosure Of Income Taxes [Line Items]
Unused tax losses for which no deferred tax asset recognised	510	362
United Kingdom Exchequer
Disclosure Of Income Taxes [Line Items]
UK corporation tax paid	£ 900	£ 1,500

[1]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).
[2]	Comparatives have been re-presented to reflect the change to a columnar format (see note 1).